Income taxes	6 Months Ended
Jun. 30, 2019
Income taxes
Income taxes

Note 14 - Income taxes

Income tax expense for the three months ended June 30, 2019 and 2018 was as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2019	2018	2019	2018
Current income tax expense	$11.7	5.4	$21.4	$12.8
Deferred income tax expense	2.0	5.7	5.3	11.8
	$13.7	$11.1	$26.7	$24.6